Document and Entity Information	Nov. 12, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001604028
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	ADVANCED DRAINAGE SYSTEMS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36557
Entity Tax Identification Number	51-0105665
Entity Address, Address Line One	4024 Green Stripe Lane
Entity Address, City or Town	Hilliard
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43026
City Area Code	(614)
Local Phone Number	658-0050
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	WMS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false